Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of trade and other receivables
	Current		Non-current
	2022	2021	2022	2021
	S/(000)	S/(000)	S/(000)	S/(000)

Trade receivables (b)	78,519	91,072	-	-
Other accounts receivable	7,790	5,940	-	-
Accounts receivable from Parent company and affiliates, note 27	1,858	1,314	-	-
Interest receivable	1,163	636	-
Loans to employees	676	610	-	-
Funds restricted to tax payments	244	1,314	-	-
Other receivables from sale of fixed assets	215	937	-
Loans granted	-	1,066	-	83
Allowance for expected credit losses (d) and (e)	(7,433)	(5,539)	-	-
Financial assets classified as receivables (e)	83,032	97,350	-	83
Value-added tax credit	18,459	5,368	1,874	2,673
Payment under protest for mining royalties 2008 – 2009 (c)	-	-	28,922	28,922
Other accounts receivable	-	-	12,747	9,320
Tax refund receivable	-	-	9,034	9,242
Allowance for expected credit losses (d)	-	-	(9,034)	(9,034)
Non-financial assets classified as receivables	18,459	5,368	43,543	41,123
	101,491	102,718	43,543	41,206

Schedule of movement of the allowance for expected credit losses
	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Opening balance	14,573	14,358	12,781
Additions, note 22	1,972	563	1,582
Recoveries	(78)	(348)	(5)
Ending balance	16,467	14,573	14,358

Schedule of analysis of trade and other accounts receivable
			Past due but not impaired
	Total	Neither past due nor impaired	< 30 days	30-60 days	61-90 days	91-120 days	> 120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Expected credit loss rate	8.2%	0.1%	1.5%	3.5%	2.1%	-	59.4%
Carrying amount 2022	90,465	63,676	8,538	3,807	2,573	-	11,871
Expected credit loss	7,433	64	124	135	55	-	7,055

			Past due but not impaired
	Total	Neither past due nor impaired	< 30 days	30-60 days	61-90 days	91-120 days	> 120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Expected credit loss rate	5.4%	0.0%	0.9%	1.7%	3.7%	-	76.5%
Carrying amount 2021	102,972	65,314	21,233	6,112	3,672	-	6,641
Expected credit loss	5,539	28	190	105	136	-	5,080